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Scudder Retirement Fund Series III, IV, V, VI and VII

Semiannual Report

January 31, 2002

Contents

<Click Here> Performance Summary

<Click Here> Economic Overview

<Click Here> Portfolio Management Review

<Click Here> Portfolio Summary

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Trustees and Officers

<Click Here> Investment Products and Services

<Click Here> Account Management Resources

<Click Here> Privacy Statement

Scudder Retirement Fund	Nasdaq Symbol	CUSIP Number
Series III	KRFCX	81123E-309
Series IV	KRFDX	81123E-408
Series V	KRFEX	81123E-507
Series VI	KRFFX	81123E-705
Series VII	KRFGX	81123E-804

Zurich Scudder Investments, Inc. is a leading global investment management firm, managing more than $325 billion in assets for individuals, corporate clients, retirement and pension plans, and insurance companies.

Performance Summary January 31, 2002

Average Annual Total Returns (Unadjusted for Sales Charge)
Scudder Retirement Fund	6-Month	1-Year	3-Year	5-Year	Life of Fund
Series III[a]	-2.25%	-6.96%	.97%	5.88%	8.50%
Series IVb	-1.20%	-4.79%	1.54%	6.40%	7.73%
Series Vc	-1.33%	-5.60%	1.29%	6.80%	7.78%
Series VId	-.54%	-3.51%	1.83%	7.31%	8.72%
Series VII[e]	-.41%	-2.27%	1.78%	n/a	7.08%
S&P 500 Index+	-6.04%	-16.17%	-2.86%	9.04%	n/a
Lehman Brothers Government Bond Index++	3.06%	6.85%	5.91%	7.52%	n/a

Sources: Lipper, Inc. and Zurich Scudder Investments, Inc.

Net Asset Value and Distribution Information
	Series III	Series IV	Series V	Series VI	Series VII
Net Asset Value: 1/31/02	$ 8.41	$ 9.08	$ 8.33	$ 9.95	$ 10.61
7/31/01	$ 9.08	$ 9.54	$ 8.84	$ 10.40	$ 11.03
Distribution Information: Six Months: Income Dividends	$ .33	$ .20	$ .20	$ .23	$ .37
Capital Gains Distributions	$ .13	$ .14	$ .19	$ .17	$ -

Lipper Rankings* - Balanced Target Maturity Funds Category
Period	Rank		Number of Funds Tracked	Percentile Ranking	Rank		Number of Funds Tracked	Percentile Ranking
	Series III				Series VI
1-Year	8	of	9	80	4	of	9	40
3-Year	8	of	9	80	4	of	9	40
5-Year	7	of	8	78	3	of	8	34
	Series IV				Series VII
1-Year	6	of	9	60	2	of	9	20
3-Year	6	of	9	60	5	of	9	50
5-Year	6	of	8	67
	Series V
1-Year	7	of	9	70
3-Year	7	of	9	70
5-Year	5	of	8	56

Rankings are historical and do not guarantee future results. Rankings based on total return with distributions reinvested.

Source: Lipper, Inc.

Growth of an Assumed $10,000 Investment** (Adjusted for Sales Charge)
-- Scudder Retirement Fund - Series III

Yearly periods ended January 31

-- Scudder Retirement Fund - Series IV

Yearly periods ended January 31

-- Scudder Retirement Fund - Series V

Yearly periods ended January 31

Growth of an Assumed $10,000 Investment** (Adjusted for Sales Charge)
-- Scudder Retirement Fund - Series VI

Yearly periods ended January 31

-- Scudder Retirement Fund - Series VII

- - - S&P 500 Index+ -- Lehman Brothers Government Bond Index++

The growth of $10,000 is cumulative.

Comparative Results (Adjusted for Sales Charge)
Scudder Retirement Fund		1-Year	3-Year	5-Year	Life of Fund
Series III[a]	Growth of $10,000	$8,838	$9,780	$12,639	$21,302
	Average annual total return	-11.62%	-.74%	4.80%	7.94%
Series IVb	Growth of $10,000	$9,045	$9,947	$12,952	$18,633
	Average annual total return	-9.55%	-.18%	5.31%	7.12%
Series Vc	Growth of $10,000	$8,968	$9,871	$13,200	$17,580
	Average annual total return	-10.32%	-.43%	5.71%	7.11%
Series VId	Growth of $10,000	$9,167	$10,031	$13,520	$16,710
	Average annual total return	-8.33%	.10%	6.22%	7.90%
Series VII[e]	Growth of $10,000	$9,285	$10,015	n/a	$13,148
	Average annual total return	-7.15%	.05%	n/a	5.93%
S&P 500 Index+	Growth of $10,000	$8,383	$9,167	$15,414	n/a
	Average annual total return	-16.17%	-2.86%	9.04%	n/a
Lehman Brothers Government Bond Index++	Growth of $10,000	$10,685	$11,880	$14,369	n/a
	Average annual total return	6.85%	5.91%	7.52%	n/a

The growth of $10,000 is cumulative.

* Lipper, Inc. rankings are based on net asset value and do not include the effect of sales charges. If sales charges had been included, results might have been less favorable.
** Each Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.0%. This results in a net initial investment of $9,500.
+ The Standard & Poor's (S&P) 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
++ The Lehman Brothers Government Bond Index is a market value weighted index of U.S. Treasury and government agency securities (other than mortgage securities) with maturities of one year or more.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

a The Fund commenced operations on March 10, 1992. Index comparisons begin March 31, 1992.
b The Fund commenced operations on January 15, 1993. Index comparisons begin January 31, 1993.
c The Fund commenced operations on November 15, 1993. Index comparisons begin November 30, 1993.
d The Fund commenced operations on May 1, 1995. Index comparisons begin May 31, 1995.
e The Fund commenced operations on May 1, 1997. Index comparisons begin May 31, 1997.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Investments in funds involve risk. Some funds have more risk than others. These include funds that allow exposure to or otherwise concentrate investments in certain sectors, geographic regions, security types, market capitalization or foreign securities (e.g., political or economic instability, which can be accentuated in emerging market countries).

Please call (800) 621-1048 for the fund's most up-to-date performance.

Economic Overview

Dear Shareholder:

Unexpectedly, the economy managed a tiny bit of positive growth during the final quarter of 2001. Consumers led the way, snapping up bargains in auto showrooms and putting lots of new electronics under the Christmas tree. Now the questions everyone's asking are: Is the recession already over? And what kind of a recovery will there be?

With Japan lingering in recession and Europe still in the doldrums, it will almost certainly fall to the United States to lead the way forward. Even if it turns out that the recession is already over, a variety of factors suggest that the recovery will be less than robust.

What are they? A country's currency usually weakens in a recession, but the dollar continues to climb, hurting exports. Home and auto sales - whose recovery typically propels an overall economic recovery - have not fallen as they usually do, so how can they recover? And excess investment during the bubble years has littered the landscape with underutilized facilities and crushed profits, dimming the jobs and investment outlook.

However, there are also unusually powerful forces for growth. Tax cuts already on the books are taking effect, and military and security spending is jumping. Oil prices have sunk, leaving more money for consumers and businesses to spend on other things. And perhaps most importantly, the Federal Reserve Board has pulled out all the stops and is flooding the system with money.

That last point is worth discussing in more detail, because those who remember the 1970s might wonder how the Fed has gotten away with printing so much money without reigniting inflation. One reason is foreigners' insatiable appetite for the dollar. Ordinarily, if a central banker tries to print his way out of economic hard times, he gets a quick reprimand from the currency markets. He then faces a tough choice: raise interest rates to protect his currency or face inflation caused by a weakened exchange rate which raises the cost of imports. But these are not ordinary times. While the dollar's fundamentals may appear less than stellar, global capital finds the alternatives even less appealing. Barring a turn in the dollar's fortunes, the Fed should feel free to keep its foot on the gas.

Economic Guideposts Data as of 1/31/02
[] 2 years ago [] 1 year ago [] 6 months ago [] Now
	Inflation Rate (a)	U.S. Unemployment Rate (b)	Federal Funds Rate (c)	Industrial Production (d)	Growth Rate of Personal Income (e)
(a) The year-over-year percentage change in U.S. consumer prices.
(b) The percentage of adults out of work and looking for a job.
(c) The interest rate banks charge each other for overnight loans.
(d) Year-over-year percentage change.
(e) Growth rate of individual income from all sources.
Sources: Bloomberg Business News, Zurich Scudder Investments, Inc.

In summary, we believe that policy stimulus may have already nudged the economy out of recession, even if growth will not return to late 90s levels any time soon. Indeed, the markets - which tend to be forward looking - saw the recovery before most economists and rebounded sharply during the final three months of 2001. Investors were also cheered by news of the significant gains made by the United States in the war on terrorism. Markets lost steam in early January, however, as they began to focus on poor corporate accounting and tried to assess whether a slow recovery would be really beneficial to corporate profits. Firmer evidence of robust profits will probably be needed before the equity markets can mount a sustained advance. That may not be available until later this year.

Zurich Scudder Investments, Inc.
Economics Group

February 5, 2002

The sources, opinions and forecasts expressed are those of the economic advisors of Zurich Scudder Investments, Inc. as of February 5, 2002, and may not actually come to pass.

Portfolio Management Review

Scudder Retirement Fund Series: A Team Approach to Investing

[Portfolio Manager(s) Photograph(s)]

Scudder Retirement Fund Series is managed by a team of Zurich Scudder Investments, Inc. (the "Advisor") professionals, each of whom plays an important role in the fund's management process. Team members work together to develop investment strategies and select securities for the fund's portfolio. They are supported by the Advisor's large staff of economists, research analysts, traders, and other investment specialists who work in offices across the United States and abroad. The Advisor believes that a team approach benefits fund investors by bringing together many disciplines and leveraging the firm's extensive resources.

Lead Portfolio Manager Tracy McCormick joined the Advisor in 1994 and assumed responsibility for the fund's day-to-day management and investment strategies in 1994. Ms. McCormick has over 21 years of investment industry experience.

Portfolio Manager Gary A. Langbaum joined the Advisor in 1988 and has contributed to the management of the fund since 1998. Mr. Langbaum has over 31 years of investment industry experience.

Portfolio Manager Scott E. Dolan joined the Advisor in 1989. Mr. Dolan joined the fund team in 1998 and is responsible for setting the fund's investment strategy and overseeing security selection for the fund's portfolio. Mr. Dolan has over 10 years of investment industry experience.

Portfolio Manager Ronald W. Tesmond joined the Advisor in 1996 and the fund team in 2001. Mr. Tesmond has over five years of investment industry experience.

In the following interview, the portfolio management team discusses the strategy of Scudder Retirement Fund Series and the market environment during the six-month period ended January 31, 2002.

Q: Will you provide an overview of market conditions during the semiannual period ended January 31, 2002?

A: The semiannual period began in a dismal environment for stocks. We were in the midst of a recession and on the cusp of the catastrophic terrorist attacks of September 11. For the most part, investors had turned away from technology and other high-valuation/high-expectation sectors, choosing instead more traditionally defensive industries, such as health care and finance. Companies within defensive industries typically sustain their earnings power in an economic downturn, because they offer products or services that are not generally tied to discretionary income.

The already struggling stock market was pushed further into bear territory in the weeks after the September 11 terrorist attacks. Deep declines dragged down all sectors; even value stocks declined. In an attempt to stop the free fall, the Fed became even more vigilant in cutting interest rates, reducing them to near-historic lows. The government also began planning for a federal economic stimulus package. These aggressive actions along with success in the military efforts in Afghanistan helped encourage some optimism in the market. Stocks began to come back in October and rallied strongly through January, making back much of the ground lost immediately after the attacks.

Q: How did the portfolios perform during this period?

A: Performance of the Scudder Retirement Fund portfolios ranged from a loss of 0.41 percent (Series VII) to a loss of 2.25 percent (Series III), unadjusted for any sales charges, for the six months ended January 31, 2002. This compares with a loss of 6.04 percent by the Standard & Poor's 500 index (the fund's equity benchmark) and a gain of 3.06 percent by the Lehman Brothers Government Bond Index (the fund's bond benchmark).

Q: What worked particularly well during the six-month period?

A: After September 11, nearly all stocks plummeted. Many growth stocks declined to valuations that we believed could not be sustained - even during a period of crisis. We took the opportunity to restructure the portfolio from a defensive nature to a more aggressive stance. We did this because we believed that the tragic events and investors' reactions to them might actually speed up the economic decline and therefore its recovery.

We added cyclical stocks from a wide variety of sectors. Cyclical stocks are deeply tied to the economy. They represent companies that offer products or services that consumers (individuals and companies) perceive as discretionary and buy less of during a weak economy. Historically, these stocks have rebounded strongly when economic indicators begin to improve.

In the last three months of the period, this strategy worked extremely well as the market rallied on optimism that the economy would begin to recover in 2002. The fund has realized strong gains from Union Pacific, a transportation company with railroad and trucking services; MGM Mirage, a large casino company; American Express, a diversified financial company with a large travel business; and Illinois Tool Works, which provides diverse products and services to a wide variety of manufacturers.

Q: Were there strategies or specific stocks that proved disappointing?

A: The fund holds a large financial services position, and financial stocks struggled during the six-month period. Typically, financial stocks do well in declining-interest-rate environments, but this six-month period was an exception. Although rates were falling, the slowing economy created a difficult backdrop for many financial stocks. Money for investment declined significantly, defaults on loans and credit cards rose, and companies reduced their investment banking business.

The biggest disappointment was Providian, a consumer lending and credit card company. We purchased the stock at a discount, believing that when the economy began to bounce back, the company would experience rapid growth. Although the company met our investment parameters when we bought it, we later found some management and accounting problems. When this information surfaced, we liquidated our position. Although we never like to take losses for the fund, we were somewhat heartened that we exited the stock before it hit its lows.

The fund's telecommunications stocks also struggled with the rest of the industry. As the economy slowed, so did the demand for telecommunication products and services. Although these stocks dragged on the fund's performance somewhat, our underweight position relative to the Standard & Poor's 500 mitigated substantial losses for the fund.

Q: If the equity portions of the portfolios are substantially similar, why didn't each portfolio post similar returns?

A: Each of the Scudder Retirement Fund portfolios has a different maturity date. That means that a different proportion of each portfolio must be invested in zero-coupon bonds to ensure the return of original investment at maturity. Here's how it works:

Zeros, as they are often called, are debt obligations of the U.S. government. As such, they are backed by a federal government guarantee. Like most other bonds, zeros tend to carry lower price tags when interest rates are high and, conversely, higher price tags when interest rates are low. The reason is that accrued interest makes up the difference between the purchase price and the bond's face value at maturity. A bond's face value is the dollar amount repaid to the bondholder on the maturity date. Because the portfolios began operating at various times and within different interest rate environments, the allocation of assets among stocks and bonds varies among the portfolios.

For example, at the time we launched Scudder Retirement Fund - Series III, interest rates were high. Fewer bonds, therefore, were needed to support the guarantee, freeing more assets to invest in the stock market. Series VII, on the other hand, began operating in a low-interest-rate environment. A greater percentage of the portfolio then had to be invested in bonds. While we typically buy the same stocks for each of the Scudder Retirement Fund and Target Equity Fund portfolios (as cash flow permits), naturally those with a larger allocation of assets in stocks have a greater opportunity for growth and higher returns. During this period, those portfolios with a higher percentage of stocks actually did worse, due to significant stock market losses.

Q: Will you explain in greater detail what zero-coupon bonds are and how they work?

A: Zero-coupon bonds are a type of U.S. Treasury bond. They are issued by the federal government and are sold at a considerable discount to their face value at maturity, which is guaranteed. This means that the investor can purchase the bond at a fraction of what it will be worth on a future date.

The trade-off, so to speak, is that bondholders receive no coupon, or periodic interest payments, as they would with most other types of bonds. More important, should a bondholder choose to redeem that investment prior to maturity, he or she would forfeit not only the opportunity to receive the bond's full face value but the guarantee of the original investment as well. Zero-coupon bonds tend to be volatile. Their principal value - the original dollar amount invested by a bondholder - tends to fluctuate with interest rates. Therefore, the bondholder's original investment may be worth more or less at the time of early redemption.

Q: What is your near-term outlook for the economy?

A: Volatility will continue as the economic and political environment remains uncertain. However, the precipitous declines that came as a result of the September 11 tragedy might have actually accelerated the stock market's descent and, therefore, its impending recovery. We believe that the economy may begin to recover in the first half of 2002. The fund's more aggressive structure should help it benefit as the economy begins its recovery.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time, based on market and other conditions.

Portfolio Summary January 31, 2002

Asset Allocation	1/31/02	7/31/01	1/31/02	7/31/01	1/31/02	7/31/01
	Series III		Series IV		Series V

Common Stocks	46%	46%	38%	41%	44%	46%
U.S. Government Obligations	54%	51%	61%	57%	55%	51%
Cash Equivalents	-	3%	1%	2%	1%	3%
	100%	100%	100%	100%	100%	100%
	Series VI		Series VII

Common Stocks	35%	37%	26%	28%
U.S. Government Obligations	64%	60%	74%	71%
Cash Equivalents	1%	3%	-	1%
	100%	100%	100%	100%

Sector Diversification (Excludes Cash Equivalents and U.S. Government Obligations)	1/31/02	7/31/01	1/31/02	7/31/01	1/31/02	7/31/01
	Series III		Series IV		Series V

Technology	20%	20%	20%	20%	20%	20%
Health	16%	17%	16%	16%	16%	17%
Financial	15%	18%	15%	18%	16%	19%
Manufacturing	12%	8%	12%	8%	12%	8%
Consumer Discretionary	10%	8%	10%	8%	10%	8%
Consumer Staples	7%	5%	7%	6%	7%	5%
Energy	6%	7%	6%	6%	6%	6%
Communications	5%	4%	5%	4%	4%	4%
Media	4%	8%	4%	9%	4%	8%
Other	5%	5%	5%	5%	5%	5%
	100%	100%	100%	100%	100%	100%
	Series VI		Series VII

Technology	20%	19%	20%	20%
Health	16%	18%	16%	17%
Financial	15%	18%	15%	19%
Manufacturing	12%	8%	12%	8%
Consumer Discretionary	10%	8%	10%	8%
Consumer Staples	7%	6%	7%	5%
Energy	6%	7%	6%	6%
Communications	5%	4%	5%	4%
Media	4%	8%	4%	9%
Other	5%	4%	5%	4%
	100%	100%	100%	100%

Asset allocation and sector diversification are subject to change.

Ten Largest Equity Holdings at January 31, 2002*
	Series
	III	IV	V	VI	VII
1. Microsoft Corp. Developer of computer software	1.4%	1.1%	1.3%	1.0%	0.8%
2. Exxon Mobil Corp. Explorer and producer of oil and gas	1.3%	1.1%	1.2%	1.0%	0.7%
3. Pfizer, Inc. Manufacturer of prescription pharmaceuticals and nonprescription self-medications	1.2%	1.0%	1.1%	0.9%	0.7%
4. Intel Corp. Designer, manufacturer and seller of computer components and related products	1.1%	0.9%	1.1%	0.9%	0.7%
5. Citigroup, Inc. Provider of diversified financial services	1.1%	1.0%	1.1%	0.9%	0.6%
6. Johnson & Johnson Provider of health care products	1.1%	0.9%	1.1%	0.8%	0.6%
7. General Electric Co. Manufacturer and developer of products involved in the utilization of electricity	1.1%	0.9%	1.0%	0.9%	0.6%
8. Wal-Mart Stores, Inc. Operator of discount stores	0.9%	0.8%	0.9%	0.7%	0.5%
9. International Business Machines Corp. Manufacturer of computers and servicer of information processing units	0.9%	0.8%	0.9%	0.7%	0.5%
10. Abbott Laboratories Developer of health care products	0.9%	0.7%	0.9%	-	-

* Portfolio holdings are subject to change.

For more complete details about the fund's investment portfolio, see page 19. A quarterly Fund Summary and Portfolio Holdings are available upon request.

Investment Portfolio as of January 31, 2002 (Unaudited)

Series III

	Shares	Value ($)
Common Stocks 45.5%
Communications 2.1%
Cellular Telephone 0.4%
AT&T Wireless Services, Inc.*	30,100	346,150
Telephone/Communications 1.7%
BellSouth Corp.	10,500	420,000
Lucent Technologies, Inc.	43,400	283,836
Verizon Communications, Inc.	14,000	648,900
		1,352,736
Consumer Discretionary 4.6%
Department & Chain Stores 3.8%
Federated Department Stores, Inc.*	7,400	307,988
Home Depot, Inc.	9,000	450,810
Kohl's Corp.*	5,500	364,595
Lowe's Companies, Inc.	8,600	396,202
Target Corp.	11,500	510,715
TJX Companies, Inc.	8,100	334,854
Wal-Mart Stores, Inc.	12,600	755,748
		3,120,912
Hotels & Casinos 0.2%
MGM Mirage, Inc.*	5,900	192,104
Recreational Products 0.4%
Harley-Davidson, Inc.	5,200	296,400
Specialty Retail 0.2%
Office Depot, Inc.*	10,000	164,500
Consumer Staples 3.1%
Alcohol & Tobacco 0.7%
Anheuser-Busch Companies, Inc.	4,000	189,080
Philip Morris Companies, Inc.	8,000	400,880
		589,960
Food & Beverage 1.5%
Hershey Foods Corp.	2,400	168,888
Kraft Foods, Inc. "A"	9,300	344,658
PepsiCo, Inc.	13,750	688,738
		1,202,284
Package Goods/Cosmetics 0.9%
Colgate-Palmolive Co.	5,500	314,325
Procter & Gamble Co.	4,650	379,812
		694,137
Durables 1.0%
Aerospace
Lockheed Martin Corp.	4,000	211,880
United Technologies Corp.	8,300	570,459
		782,339
Energy 2.9%
Oil & Gas Production 0.8%
BP PLC (ADR)	9,700	453,184
Burlington Resources, Inc.	5,000	171,200
		624,384
Oil Companies 1.9%
Exxon Mobil Corp.	27,524	1,074,812
Royal Dutch Petroleum Co. (New York shares)	9,700	484,709
		1,559,521
Oilfield Services/Equipment 0.2%
Schlumberger Ltd.	3,500	197,365
Financial 7.0%
Banks 2.4%
Bank of America Corp.	5,800	365,574
Fifth Third Bancorp.	6,500	411,125
J.P. Morgan Chase & Co.	9,900	337,095
Mellon Financial Corp.	11,500	441,600
Wells Fargo & Co.	8,000	371,120
		1,926,514
Consumer Finance 2.0%
American Express Co.	11,000	394,350
Citigroup, Inc.	19,133	906,904
Household International, Inc.	6,032	309,080
		1,610,334
Insurance 2.1%
American International Group, Inc.	8,425	624,714
Hartford Financial Services Group, Inc.	8,000	529,520
MetLife, Inc.	8,000	243,040
XL Capital Ltd. "A"	3,200	281,983
		1,679,257
Other Financial Companies 0.5%
Lehman Brothers Holdings, Inc.	6,600	427,482
Health 7.4%
Biotechnology 0.9%
Amgen, Inc.*	4,800	266,400
Biogen, Inc.*	5,900	319,898
Genentech, Inc.*	3,500	173,075
		759,373
Health Industry Services 1.1%
Laboratory Corp. of America Holdings*	4,800	390,720
McKesson Corp.	12,500	481,250
		871,970
Medical Supply & Specialty 2.2%
Johnson & Johnson	15,588	896,466
Medtronic, Inc.	7,200	354,744
Zimmer Holdings, Inc.*	16,300	530,239
		1,781,449
Pharmaceuticals 3.2%
Abbott Laboratories	12,400	715,480
American Home Products Corp.	10,200	659,532
Eli Lilly & Co.	3,800	285,380
Pfizer, Inc.	22,250	927,158
		2,587,550
Manufacturing 5.5%
Chemicals 0.7%
PPG Industries, Inc.	11,500	558,785
Containers & Paper 0.8%
International Paper Co.	15,100	630,878
Diversified Manufacturing 3.1%
Eaton Corp.	5,500	404,690
General Electric Co.	23,400	869,310
Illinois Tool Works, Inc.	8,900	635,282
Minnesota Mining & Manufacturing Co.	5,150	570,620
		2,479,902
Machinery/Components/Controls 0.9%
Johnson Controls, Inc.	4,200	353,052
Parker-Hannifin Corp.	8,500	416,840
		769,892
Media 1.8%
Advertising 0.4%
Omnicom Group, Inc.	3,400	297,058
Broadcasting & Entertainment 1.0%
AOL Time Warner, Inc.*	6,700	176,277
Cox Communications, Inc. "A"*	8,000	299,600
Viacom, Inc. "B"*	8,270	330,717
		806,594
Print Media 0.4%
Tribune Co.	10,000	371,700
Technology 9.1%
Computer Software 2.7%
Intuit, Inc.*	9,300	365,025
Microsoft Corp.*	17,000	1,083,070
Oracle Corp.*	22,800	393,528
PeopleSoft, Inc.*	10,600	344,394
		2,186,017
Diverse Electronic Products 0.4%
Teradyne, Inc.*	10,000	298,600
EDP Peripherals 0.3%
EMC Corp.*	17,000	278,800
Electronic Components/Distributors 1.2%
Analog Devices, Inc.*	7,500	328,500
Cisco Systems, Inc.*	32,000	633,600
		962,100
Electronic Data Processing 1.2%
Dell Computer Corp.*	8,400	230,580
International Business Machines Corp.	7,000	755,230
		985,810
Precision Instruments 0.4%
Agilent Technologies, Inc.*	10,000	303,500
Semiconductors 2.9%
Altera Corp.*	9,500	238,640
Intel Corp.	26,000	911,040
Linear Technology Corp.	9,400	388,878
Novellus Systems, Inc.*	6,000	256,260
Sanmina Corp.*	8,000	117,440
Texas Instruments, Inc.	14,000	436,940
		2,349,198
Transportation 0.8%
Railroads
Union Pacific Corp.	11,000	682,550
Utilities 0.2%
Electric Utilities
FirstEnergy Corp.	5,100	189,720
Total Common Stocks (Cost $32,320,716)		36,917,825

	Principal Amount ($)	Value ($)
U.S. Government Obligations 54.3%
U.S. Treasury Separate Trading Registered Interest and Principal Securities, Principal only, 1.305% (b), 2/15/2002 (Cost $43,970,654)	44,100,000	44,076,627
Cash Equivalents 0.2%
Zurich Scudder Cash Management QP Trust, 1.93% (c) (Cost $182,081)	182,081	182,081
Total Investment Portfolio - 100.0% (Cost $76,473,451) (a)		81,176,533

* Non-income producing security.
(a) The cost for federal income tax purposes was $76,781,444. At January 31, 2002, net unrealized appreciation for all securities based on tax cost was $4,395,089. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,308,916 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $913,827.
(b) Bond equivalent yield to maturity; not a coupon rate.
(c) Zurich Scudder Cash Management QP Trust is also managed by Zurich Scudder Investments, Inc. The rate shown is the annualized seven-day yield at period end.

Series IV

	Shares	Value ($)
Common Stocks 38.3%
Communications 1.8%
Cellular Telephone 0.4%
AT&T Wireless Services, Inc.*	27,900	320,850
Telephone/Communications 1.4%
BellSouth Corp.	9,000	360,000
Lucent Technologies, Inc.	40,300	263,562
Verizon Communications, Inc.	12,500	579,375
		1,202,937
Consumer Discretionary 4.0%
Department & Chain Stores 3.3%
Federated Department Stores, Inc.*	6,700	278,854
Home Depot, Inc.	8,500	425,765
Kohl's Corp.*	4,700	311,563
Lowe's Companies, Inc.	7,700	354,739
Target Corp.	10,500	466,305
TJX Companies, Inc.	7,300	301,782
Wal-Mart Stores, Inc.	11,700	701,766
		2,840,774
Hotels & Casinos 0.2%
MGM Mirage, Inc.*	5,400	175,824
Recreational Products 0.3%
Harley-Davidson, Inc.	4,700	267,900
Specialty Retail 0.2%
Office Depot, Inc.*	10,000	164,500
Consumer Staples 2.6%
Alcohol & Tobacco 0.6%
Anheuser-Busch Companies, Inc.	3,700	174,899
Philip Morris Companies, Inc.	7,000	350,770
		525,669
Food & Beverage 1.3%
Hershey Foods Corp.	2,100	147,777
Kraft Foods, Inc. "A"	8,400	311,304
PepsiCo, Inc.	12,500	626,125
		1,085,206
Package Goods/Cosmetics 0.7%
Colgate-Palmolive Co.	4,900	280,035
Procter & Gamble Co.	4,350	355,308
		635,343
Durables 0.8%
Aerospace
Lockheed Martin Corp.	3,600	190,692
United Technologies Corp.	7,700	529,221
		719,913
Energy 2.4%
Oil & Gas Production 0.6%
BP PLC (ADR)	8,200	383,104
Burlington Resources, Inc.	4,500	154,080
		537,184
Oil Companies 1.6%
Exxon Mobil Corp.	24,256	947,197
Royal Dutch Petroleum Co. (New York shares)	8,700	434,739
		1,381,936
Oilfield Services/Equipment 0.2%
Schlumberger Ltd.	3,500	197,365
Financial 5.9%
Banks 2.0%
Bank of America Corp.	5,400	340,362
Fifth Third Bancorp.	6,000	379,500
J.P. Morgan Chase & Co.	9,200	313,260
Mellon Financial Corp.	10,000	384,000
Wells Fargo & Co.	7,000	324,730
		1,741,852
Consumer Finance 1.7%
American Express Co.	10,000	358,500
Citigroup, Inc.	17,333	821,584
Household International, Inc.	5,632	288,584
		1,468,668
Insurance 1.7%
American International Group, Inc.	7,525	557,979
Hartford Financial Services Group, Inc.	7,000	463,330
MetLife, Inc.	7,000	212,660
XL Capital Ltd. "A"	3,000	264,357
		1,498,326
Other Financial Companies 0.5%
Lehman Brothers Holdings, Inc.	6,100	395,097
Health 6.1%
Biotechnology 0.8%
Amgen, Inc.*	4,600	255,300
Biogen, Inc.*	5,500	298,210
Genentech, Inc.*	2,800	138,460
		691,970
Health Industry Services 0.9%
Laboratory Corp. of America Holdings*	4,200	341,880
McKesson Corp.	11,500	442,750
		784,630
Medical Supply & Specialty 1.8%
Johnson & Johnson	13,760	791,338
Medtronic, Inc.	6,700	330,109
Zimmer Holdings, Inc.*	14,500	471,685
		1,593,132
Pharmaceuticals 2.6%
Abbott Laboratories	10,900	628,930
American Home Products Corp.	9,500	614,270
Eli Lilly & Co.	3,050	229,055
Pfizer, Inc.	19,750	822,983
		2,295,238
Manufacturing 4.6%
Chemicals 0.5%
PPG Industries, Inc.	10,000	485,900
Containers & Paper 0.7%
International Paper Co.	14,000	584,920
Diversified Manufacturing 2.6%
Eaton Corp.	5,250	386,295
General Electric Co.	20,900	776,435
Illinois Tool Works, Inc.	8,200	585,316
Minnesota Mining & Manufacturing Co.	4,600	509,680
		2,257,726
Machinery/Components/Controls 0.8%
Johnson Controls, Inc.	3,800	319,428
Parker-Hannifin Corp.	7,500	367,800
		687,228
Media 1.5%
Advertising 0.3%
Omnicom Group, Inc.	3,000	262,110
Broadcasting & Entertainment 0.8%
AOL Time Warner, Inc.*	6,200	163,122
Cox Communications, Inc. "A"*	7,000	262,150
Viacom, Inc. "B"*	7,230	289,128
		714,400
Print Media 0.4%
Tribune Co.	9,100	338,247
Technology 7.7%
Computer Software 2.3%
Intuit, Inc.*	8,700	341,475
Microsoft Corp.*	15,500	987,505
Oracle Corp.*	19,800	341,748
PeopleSoft, Inc.*	9,200	298,908
		1,969,636
Diverse Electronic Products 0.3%
Teradyne, Inc.*	9,500	283,670
EDP Peripherals 0.3%
EMC Corp.*	14,500	237,800
Electronic Components/Distributors 1.0%
Analog Devices, Inc.*	6,500	284,700
Cisco Systems, Inc.*	28,500	564,300
		849,000
Electronic Data Processing 1.0%
Dell Computer Corp.*	7,800	214,110
International Business Machines Corp.	6,150	663,524
		877,634
Precision Instruments 0.3%
Agilent Technologies, Inc.*	9,000	273,150
Semiconductors 2.5%
Altera Corp.*	8,400	211,008
Intel Corp.	23,200	812,928
Linear Technology Corp.	8,500	351,645
Novellus Systems, Inc.*	5,500	234,905
Sanmina Corp.*	12,300	180,564
Texas Instruments, Inc.	12,200	380,762
		2,171,812
Transportation 0.7%
Railroads
Union Pacific Corp.	10,000	620,500
Utilities 0.2%
Electric Utilities
FirstEnergy Corp.	4,700	174,840
Total Common Stocks (Cost $29,267,041)		33,312,887
U.S. Government Obligations 60.7%
U.S. Treasury Separate Trading Registered Interest and Principal Securities, Principal only:
2.259% (b), 2/15/2003	48,750,000	47,623,388
2.581% (b), 2/15/2003	5,200,000	5,063,032
Total U.S. Government Obligations (Cost $52,377,470)		52,686,420

Cash Equivalents 1.0%
Zurich Scudder Cash Management QP Trust, 1.93% (c) (Cost $870,731)	870,731	870,731
Total Investment Portfolio - 100.0% (Cost $82,515,242) (a)		86,870,038

* Non-income producing security.
(a) The cost for federal income tax purposes was $82,807,176. At January 31, 2002, net unrealized appreciation for all securities based on tax cost was $4,062,862. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,880,863 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $818,001.
(b) Bond equivalent yield to maturity; not a coupon rate.
(c) Zurich Scudder Cash Management QP Trust is also managed by Zurich Scudder Investments, Inc. The rate shown is the annualized seven-day yield at period end.

Series V

	Shares	Value ($)
Common Stocks 44.2%
Communications 2.0%
Cellular Telephone 0.4%
AT&T Wireless Services, Inc.*	33,200	381,800
Telephone/Communications 1.6%
BellSouth Corp.	10,500	420,000
Lucent Technologies, Inc.	48,000	313,920
Verizon Communications, Inc.	14,500	672,075
		1,405,995
Consumer Discretionary 4.6%
Department & Chain Stores 3.7%
Federated Department Stores, Inc.*	7,900	328,798
Home Depot, Inc.	9,900	495,891
Kohl's Corp.*	5,700	377,853
Lowe's Companies, Inc.	8,600	396,202
Target Corp.	12,500	555,125
TJX Companies, Inc.	8,500	351,390
Wal-Mart Stores, Inc.	13,900	833,722
		3,338,981
Hotels & Casinos 0.3%
MGM Mirage, Inc.*	6,500	211,640
Recreational Products 0.4%
Harley-Davidson, Inc.	6,000	342,000
Specialty Retail 0.2%
Office Depot, Inc.*	12,000	197,400
Consumer Staples 3.0%
Alcohol & Tobacco 0.7%
Anheuser-Busch Companies, Inc.	4,400	207,988
Philip Morris Companies, Inc.	8,000	400,880
		608,868
Food & Beverage 1.4%
Hershey Foods Corp.	2,500	175,925
Kraft Foods, Inc. "A"	9,900	366,894
PepsiCo, Inc.	14,850	743,837
		1,286,656
Package Goods/Cosmetics 0.9%
Colgate-Palmolive Co.	5,900	337,185
Procter & Gamble Co.	5,100	416,568
		753,753
Durables 1.0%
Aerospace
Lockheed Martin Corp.	4,400	233,068
United Technologies Corp.	9,200	632,316
		865,384
Energy 2.7%
Oil & Gas Production 0.7%
BP PLC (ADR)	9,500	443,840
Burlington Resources, Inc.	5,500	188,320
		632,160
Oil Companies 1.7%
Exxon Mobil Corp.	27,482	1,073,172
Royal Dutch Petroleum Co. (New York shares)	10,000	499,700
		1,572,872
Oilfield Services/Equipment 0.3%
Schlumberger Ltd.	4,000	225,560
Financial 6.9%
Banks 2.3%
Bank of America Corp.	6,400	403,392
Fifth Third Bancorp.	7,300	461,725
J.P. Morgan Chase & Co.	11,000	374,550
Mellon Financial Corp.	12,500	480,000
Wells Fargo & Co.	8,000	371,120
		2,090,787
Consumer Finance 2.0%
American Express Co.	12,000	430,200
Citigroup, Inc.	20,900	990,660
Household International, Inc.	6,832	350,072
		1,770,932
Insurance 2.1%
American International Group, Inc.	9,000	667,350
Hartford Financial Services Group, Inc.	9,000	595,710
MetLife, Inc.	9,000	273,420
XL Capital Ltd. "A"	3,500	308,418
		1,844,898
Other Financial Companies 0.5%
Lehman Brothers Holdings, Inc.	7,300	472,821
Health 7.1%
Biotechnology 0.9%
Amgen, Inc.*	5,200	288,600
Biogen, Inc.*	6,500	352,430
Genentech, Inc.*	3,400	168,130
		809,160
Health Industry Services 1.0%
Laboratory Corp. of America Holdings*	5,000	407,000
McKesson Corp.	13,700	527,450
		934,450
Medical Supply & Specialty 2.1%
Johnson & Johnson	16,788	965,478
Medtronic, Inc.	7,900	389,233
Zimmer Holdings, Inc.*	17,100	556,263
		1,910,974
Pharmaceuticals 3.1%
Abbott Laboratories	13,400	773,180
American Home Products Corp.	11,300	730,658
Eli Lilly & Co.	3,750	281,625
Pfizer, Inc.	23,500	979,245
		2,764,708
Manufacturing 5.3%
Chemicals 0.6%
PPG Industries, Inc.	12,000	583,080
Containers & Paper 0.8%
International Paper Co.	16,700	697,726
Diversified Manufacturing 3.0%
Eaton Corp.	5,750	423,085
General Electric Co.	25,300	939,895
Illinois Tool Works, Inc.	9,700	692,386
Minnesota Mining & Manufacturing Co.	5,500	609,400
		2,664,766
Machinery/Components/Controls 0.9%
Johnson Controls, Inc.	4,600	386,676
Parker-Hannifin Corp.	9,000	441,360
		828,036
Media 1.7%
Advertising 0.4%
Omnicom Group, Inc.	3,650	318,901
Broadcasting & Entertainment 0.9%
AOL Time Warner, Inc.*	7,400	194,694
Cox Communications, Inc. "A"*	8,200	307,090
Viacom, Inc. "B"*	8,821	352,752
		854,536
Print Media 0.4%
Tribune Co.	10,600	394,002
Technology 8.9%
Computer Software 2.6%
Intuit, Inc.*	10,300	404,275
Microsoft Corp.*	18,600	1,185,006
Oracle Corp.*	24,500	422,870
PeopleSoft, Inc.*	11,300	367,137
		2,379,288
Diverse Electronic Products 0.4%
Teradyne, Inc.*	11,000	328,460
EDP Peripherals 0.3%
EMC Corp.*	18,000	295,200
Electronic Components/Distributors 1.1%
Analog Devices, Inc.*	8,200	359,160
Cisco Systems, Inc.*	34,000	673,200
		1,032,360
Electronic Data Processing 1.2%
Dell Computer Corp.*	9,300	255,285
International Business Machines Corp.	7,700	830,753
		1,086,038
Precision Instruments 0.4%
Agilent Technologies, Inc.*	10,500	318,675
Semiconductors 2.9%
Altera Corp.*	10,000	251,200
Intel Corp.	27,000	946,080
Linear Technology Corp.	10,000	413,700
Novellus Systems, Inc.*	6,500	277,615
Sanmina Corp.*	14,600	214,328
Texas Instruments, Inc.	14,900	465,029
		2,567,952
Transportation 0.8%
Railroads
Union Pacific Corp.	12,000	744,600
Utilities 0.2%
Electric Utilities
FirstEnergy Corp.	5,600	208,320
Total Common Stocks (Cost $34,635,166)		39,723,739

	Principal Amount ($)	Value ($)
U.S. Government Obligations 54.6%
U.S. Treasury Separate Trading Registered Interest and Principal Securities, Principal only:
3.846% (b), 11/15/2004	44,600,000	40,106,996
4.06% (b), 11/15/2004	10,050,000	8,984,901
Total U.S. Government Obligations (Cost $44,158,315)		49,091,897

Cash Equivalents 1.2%
Zurich Scudder Cash Management QP Trust, 1.93% (c) (Cost $1,075,726)	1,075,726	1,075,726
Total Investment Portfolio - 100.0% (Cost $79,869,207) (a)		89,891,362

* Non-income producing security.
(a) The cost for federal income tax purposes was $80,181,091. At January 31, 2002, net unrealized appreciation for all securities based on tax cost was $9,710,271. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $10,702,391 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $992,120.
(b) Bond equivalent yield to maturity; not a coupon rate.
(c) Zurich Scudder Cash Management QP Trust is also managed by Zurich Scudder Investments, Inc. The rate shown is the annualized seven-day yield at period end.

Series VI

	Shares	Value ($)
Common Stocks 35.5%
Communications 1.5%
Cellular Telephone 0.3%
AT&T Wireless Services, Inc.*	15,300	175,950
Telephone/Communications 1.2%
BellSouth Corp.	4,500	180,000
Lucent Technologies, Inc.	22,100	144,534
Verizon Communications, Inc.	6,700	310,545
		635,079
Consumer Discretionary 3.7%
Department & Chain Stores 3.0%
Federated Department Stores, Inc.*	3,700	153,994
Home Depot, Inc.	4,500	225,405
Kohl's Corp.*	2,600	172,354
Lowe's Companies, Inc.	4,400	202,708
Target Corp.	5,600	248,696
TJX Companies, Inc.	4,100	169,494
Wal-Mart Stores, Inc.	6,400	383,872
		1,556,523
Hotels & Casinos 0.2%
MGM Mirage, Inc.*	3,000	97,680
Recreational Products 0.3%
Harley-Davidson, Inc.	2,700	153,900
Specialty Retail 0.2%
Office Depot, Inc.*	6,000	98,700
Consumer Staples 2.4%
Alcohol & Tobacco 0.6%
Anheuser-Busch Companies, Inc.	2,000	94,540
Philip Morris Companies, Inc.	3,800	190,418
		284,958
Food & Beverage 1.1%
Hershey Foods Corp.	1,200	84,444
Kraft Foods, Inc. "A"	4,500	166,770
PepsiCo, Inc.	6,800	340,612
		591,826
Package Goods/Cosmetics 0.7%
Colgate-Palmolive Co.	2,750	157,163
Procter & Gamble Co.	2,400	196,032
		353,195
Durables 0.8%
Aerospace
Lockheed Martin Corp.	2,000	105,940
United Technologies Corp.	4,200	288,666
		394,606
Energy 2.2%
Oil & Gas Production 0.6%
BP PLC (ADR)	4,500	210,240
Burlington Resources, Inc.	2,500	85,600
		295,840
Oil Companies 1.4%
Exxon Mobil Corp.	12,712	496,404
Royal Dutch Petroleum Co. (New York shares)	5,000	249,850
		746,254
Oilfield Services/Equipment 0.2%
Schlumberger Ltd.	2,000	112,780
Financial 5.4%
Banks 1.8%
Bank of America Corp.	3,000	189,090
Fifth Third Bancorp.	3,000	189,750
J.P. Morgan Chase & Co.	4,900	166,845
Mellon Financial Corp.	6,000	230,400
Wells Fargo & Co.	3,800	176,282
		952,367
Consumer Finance 1.6%
American Express Co.	5,700	204,345
Citigroup, Inc.	9,500	450,300
Household International, Inc.	2,913	149,262
		803,907
Insurance 1.6%
American International Group, Inc.	4,175	309,576
Hartford Financial Services Group, Inc.	4,000	264,760
MetLife, Inc.	4,000	121,520
XL Capital Ltd. "A"	1,600	140,990
		836,846
Other Financial Companies 0.4%
Lehman Brothers Holdings, Inc.	3,400	220,218
Health 5.7%
Biotechnology 0.7%
Amgen, Inc.*	2,400	133,200
Biogen, Inc.*	3,000	162,660
Genentech, Inc.*	1,600	79,120
		374,980
Health Industry Services 0.8%
Laboratory Corp. of America Holdings*	2,400	195,360
McKesson Corp.	6,000	231,000
		426,360
Medical Supply & Specialty 1.7%
Johnson & Johnson	7,616	437,996
Medtronic, Inc.	3,600	177,372
Zimmer Holdings, Inc.*	8,000	260,240
		875,608
Pharmaceuticals 2.5%
Abbott Laboratories	6,100	351,970
American Home Products Corp.	5,200	336,232
Eli Lilly & Co.	1,700	127,670
Pfizer, Inc.	11,500	479,205
		1,295,077
Manufacturing 4.3%
Chemicals 0.5%
PPG Industries, Inc.	5,600	272,104
Containers & Paper 0.6%
International Paper Co.	7,700	321,706
Diversified Manufacturing 2.4%
Eaton Corp.	2,800	206,024
General Electric Co.	12,000	445,800
Illinois Tool Works, Inc.	4,600	328,348
Minnesota Mining & Manufacturing Co.	2,500	277,000
		1,257,172
Machinery/Components/Controls 0.8%
Johnson Controls, Inc.	2,100	176,526
Parker-Hannifin Corp.	4,300	210,872
		387,398
Media 1.4%
Advertising 0.3%
Omnicom Group, Inc.	1,700	148,529
Broadcasting & Entertainment 0.8%
AOL Time Warner, Inc.*	3,400	89,454
Cox Communications, Inc. "A"*	3,750	140,438
Viacom, Inc. "B"*	4,131	165,199
		395,091
Print Media 0.3%
Tribune Co.	4,850	180,275
Technology 7.2%
Computer Software 2.1%
Intuit, Inc.*	4,800	188,400
Microsoft Corp.*	8,500	541,535
Oracle Corp.*	11,100	191,586
PeopleSoft, Inc.*	5,100	165,699
		1,087,220
Diverse Electronic Products 0.3%
Teradyne, Inc.*	5,200	155,272
EDP Peripherals 0.3%
EMC Corp.*	8,100	132,840
Electronic Components/Distributors 0.9%
Analog Devices, Inc.*	3,800	166,440
Cisco Systems, Inc.*	16,200	320,760
		487,200
Electronic Data Processing 0.9%
Dell Computer Corp.*	4,300	118,035
International Business Machines Corp.	3,500	377,615
		495,650
Precision Instruments 0.3%
Agilent Technologies, Inc.*	4,700	142,645
Semiconductors 2.4%
Altera Corp.*	4,700	118,064
Intel Corp.	12,500	438,000
Linear Technology Corp.	5,000	206,850
Novellus Systems, Inc.*	3,000	128,130
Sanmina Corp.*	6,800	99,824
Texas Instruments, Inc.	7,500	234,075
		1,224,943
Transportation 0.7%
Railroads
Union Pacific Corp.	5,700	353,685
Utilities 0.2%
Electric Utilities
FirstEnergy Corp.	2,600	96,720
Total Common Stocks (Cost $16,302,163)		18,421,104

	Principal Amount ($)	Value ($)
U.S. Government Obligations 63.9%
U.S. Treasury Separate Trading Registered Interest and Principal Securities, Principal only, 4.317% (b), 5/15/2006 (Cost $30,072,001)	39,800,000	33,140,266

Cash Equivalents 0.6%
Zurich Scudder Cash Management QP Trust, 1.93% (c) (Cost $337,407)	337,407	337,407
Total Investment Portfolio - 100.0% (Cost $46,711,571)(a)		51,898,777

* Non-income producing security.
(a) The cost for federal income tax purposes was $46,872,808. At January 31, 2002, net unrealized appreciation for all securities based on tax cost was $5,025,969. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,531,915 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $505,946.
(b) Bond equivalent yield to maturity; not a coupon rate.
(c) Zurich Scudder Cash Management QP Trust is also managed by Zurich Scudder Investments, Inc. The rate shown is the annualized seven-day yield at period end.

Series VII

	Shares	Value ($)
Common Stocks 25.5%
Communications 1.2%
Cellular Telephone 0.3%
AT&T Wireless Services, Inc.*	8,100	93,150
Telephone/Communications 0.9%
BellSouth Corp.	2,500	100,000
Lucent Technologies, Inc.	11,700	76,518
Verizon Communications, Inc.	3,700	171,495
		348,013
Consumer Discretionary 2.6%
Department & Chain Stores 2.1%
Federated Department Stores, Inc.*	1,900	79,078
Home Depot, Inc.	2,500	125,225
Kohl's Corp.*	1,300	86,177
Lowe's Companies, Inc.	2,200	101,354
Target Corp.	3,000	133,230
TJX Companies, Inc.	1,900	78,546
Wal-Mart Stores, Inc.	3,400	203,932
		807,542
Hotels & Casinos 0.2%
MGM Mirage, Inc.*	1,600	52,096
Recreational Products 0.2%
Harley-Davidson, Inc.	1,400	79,800
Specialty Retail 0.1%
Office Depot, Inc.*	3,000	49,350
Consumer Staples 1.7%
Alcohol & Tobacco 0.4%
Anheuser-Busch Companies, Inc.	1,100	51,997
Philip Morris Companies, Inc.	2,000	100,220
		152,217
Food & Beverage 0.8%
Hershey Foods Corp.	650	45,741
Kraft Foods, Inc. "A"	2,500	92,650
PepsiCo, Inc.	3,500	175,315
		313,706
Package Goods/Cosmetics 0.5%
Colgate-Palmolive Co.	1,450	82,868
Procter & Gamble Co.	1,250	102,100
		184,968
Durables 0.6%
Aerospace
Lockheed Martin Corp.	1,000	52,970
United Technologies Corp.	2,300	158,079
		211,049
Energy 1.6%
Oil & Gas Production 0.4%
BP PLC (ADR)	2,450	114,464
Burlington Resources, Inc.	1,500	51,360
		165,824
Oil Companies 1.0%
Exxon Mobil Corp.	7,128	278,348
Royal Dutch Petroleum Co. (New York shares)	2,500	124,925
		403,273
Oilfield Services/Equipment 0.2%
Schlumberger Ltd.	1,000	56,390
Financial 3.9%
Banks 1.4%
Bank of America Corp.	1,600	100,848
Fifth Third Bancorp.	1,700	107,525
J.P. Morgan Chase & Co.	2,600	88,530
Mellon Financial Corp.	3,300	126,720
Wells Fargo & Co.	2,100	97,419
		521,042
Consumer Finance 1.1%
American Express Co.	2,900	103,965
Citigroup, Inc.	5,166	244,868
Household International, Inc.	1,509	77,321
		426,154
Insurance 1.1%
American International Group, Inc.	2,250	166,838
Hartford Financial Services Group, Inc.	2,000	132,380
MetLife, Inc.	2,100	63,798
XL Capital Ltd. "A"	800	70,496
		433,512
Other Financial Companies 0.3%
Lehman Brothers Holdings, Inc.	1,800	116,586
Health 4.1%
Biotechnology 0.5%
Amgen, Inc.*	1,300	72,150
Biogen, Inc.*	1,600	86,752
Genentech, Inc.*	800	39,560
		198,462
Health Industry Services 0.6%
Laboratory Corp. of America Holdings*	1,300	105,820
McKesson Corp.	3,500	134,750
		240,570
Medical Supply & Specialty 1.2%
Johnson & Johnson	4,026	231,535
Medtronic, Inc.	1,900	93,613
Zimmer Holdings, Inc.*	4,300	139,879
		465,027
Pharmaceuticals 1.8%
Abbott Laboratories	3,150	181,753
American Home Products Corp.	2,800	181,048
Eli Lilly & Co.	900	67,590
Pfizer, Inc.	6,200	258,354
		688,745
Manufacturing 3.1%
Chemicals 0.4%
PPG Industries, Inc.	3,500	170,065
Containers & Paper 0.4%
International Paper Co.	4,100	171,298
Diversified Manufacturing 1.7%
Eaton Corp.	1,300	95,654
General Electric Co.	6,200	230,330
Illinois Tool Works, Inc.	2,500	178,450
Minnesota Mining & Manufacturing Co.	1,300	144,040
		648,474
Machinery/Components/Controls 0.6%
Johnson Controls, Inc.	1,200	100,872
Parker-Hannifin Corp.	2,300	112,792
		213,664
Media 1.0%
Advertising 0.2%
Omnicom Group, Inc.	950	83,002
Broadcasting & Entertainment 0.6%
AOL Time Warner, Inc.*	1,800	47,358
Cox Communications, Inc. "A"*	2,100	78,645
Viacom, Inc. "B"*	2,274	90,937
		216,940
Print Media 0.2%
Tribune Co.	2,600	96,642
Technology 5.1%
Computer Software 1.5%
Intuit, Inc.*	2,500	98,125
Microsoft Corp.*	4,650	296,252
Oracle Corp.*	6,000	103,560
PeopleSoft, Inc.*	2,800	90,972
		588,909
Diverse Electronic Products 0.2%
Teradyne, Inc.*	2,800	83,608
EDP Peripherals 0.2%
EMC Corp.*	4,500	73,800
Electronic Components/Distributors 0.6%
Analog Devices, Inc.*	2,000	87,600
Cisco Systems, Inc.*	8,300	164,340
		251,940
Electronic Data Processing 0.7%
Dell Computer Corp.*	2,300	63,135
International Business Machines Corp.	1,850	199,597
		262,732
Precision Instruments 0.2%
Agilent Technologies, Inc.*	2,000	60,700
Semiconductors 1.7%
Altera Corp.*	2,500	62,800
Intel Corp.	7,200	252,288
Linear Technology Corp.	2,500	103,425
Novellus Systems, Inc.*	1,600	68,336
Sanmina Corp.*	3,600	52,848
Texas Instruments, Inc.	3,800	118,598
		658,295
Transportation 0.5%
Railroads
Union Pacific Corp.	2,950	183,048
Utilities 0.1%
Electric Utilities
FirstEnergy Corp.	1,400	52,080
Total Common Stocks (Cost $8,956,029)		9,822,673

	Principal Amount ($)	Value ($)
U.S. Government Obligations 74.3%
U.S. Treasury Separate Trading Registered Interest and Principal Securities, Principal only, 4.951% (b), 5/15/2008 (Cost $26,917,467)	39,000,000	28,675,725

Cash Equivalents 0.2%
Zurich Scudder Cash Management QP Trust, 1.93% (c) (Cost $75,574)	75,574	75,574
Total Investment Portfolio - 100.0% (Cost $35,949,070) (a)		38,573,972

* Non-income producing security.
(a) The cost for federal income tax purposes was $36,051,011. At January 31, 2002, net unrealized appreciation for all securities based on tax cost was $2,522,961. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,808,447 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $285,486.
(b) Bond equivalent yield to maturity; not a coupon rate.
(c) Zurich Scudder Cash Management QP Trust is also managed by Zurich Scudder Investments, Inc. The rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statements of Assets and Liabilities as of January 31, 2002 (Unaudited)
Assets	Series III
Investments in securities, at value (cost $76,473,451, $82,515,242, $79,869,207, $46,711,571 and $35,949,070, respectively)	$ 81,176,533
Receivable for investments sold	965,769
Dividends receivable	28,538
Interest receivable	724
Total assets	82,171,564
Liabilities
Payable for investments purchased	250,309
Payable for Fund shares redeemed	366,224
Accrued management fee	38,281
Other accrued expenses and payables	51,352
Total liabilities	706,166
Net assets, at value	$ 81,465,398
Net Assets
Net assets consist of: Undistributed net investment income	257,148
Net unrealized appreciation (depreciation) on investments	4,703,082
Accumulated net realized gain (loss)	(4,346,796)
Paid-in capital	80,851,964
Net assets, at value	$ 81,465,398
Net Asset Value
Shares outstanding	9,691,648
Net asset value and redemption price per share (Net assets / outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 8.41

The accompanying notes are an integral part of the financial statements.

Series IV	Series V	Series VI	Series VII
$ 86,870,038	$ 89,891,362	$ 51,898,777	$ 38,573,972
285,942	330,438	576,367	492,663
25,560	30,124	14,079	7,404
1,514	1,671	739	347
87,183,054	90,253,595	52,489,962	39,074,386

234,008	275,050	127,057	68,693
82,687	151,949	156,795	3,171
39,843	39,674	23,894	17,147
56,722	45,883	23,824	25,228
413,260	512,556	331,570	114,239
$ 86,769,794	$ 89,741,039	$ 52,158,392	$ 38,960,147

639,949	1,304,382	781,892	64,681
4,354,796	10,022,155	5,187,206	2,624,902
(1,364,488)	(3,826,755)	(1,746,441)	(1,492,337)
83,139,537	82,241,257	47,935,735	37,762,901
$ 86,769,794	$ 89,741,039	$ 52,158,392	$ 38,960,147

9,551,905	10,775,028	5,240,338	3,672,086
$ 9.08	$ 8.33	$ 9.95	$ 10.61

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the six months ended January 31, 2002 (Unaudited)
Investment Income	Series III
Income: Dividends (net of foreign taxes withheld of $1,511, $1,245, $1,524, $790 and $402, respectively)	$ 210,085
Interest	1,798,874
Total Income	2,008,959
Expenses: Management fee	217,026
Administrative fee	86,812
Distribution service fee	108,440
Trustees' fees and expenses	6,217
Other	919
Total expenses, before expense reductions	419,414
Expense reductions	(23)
Total expenses, after expense reductions	419,391
Net investment income (loss)	1,589,568
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from investments	(3,831,296)
Net unrealized appreciation (depreciation) during the period on investments	(2,568)
Net gain (loss) on investment transactions	(3,833,864)
Net increase (decrease) in net assets resulting from operations	$ (2,244,296)

The accompanying notes are an integral part of the financial statements.

Series IV	Series V	Series VI	Series VII
$ 184,900	$ 220,491	$ 102,101	$ 54,483
1,084,653	1,739,210	1,012,786	816,576
1,269,553	1,959,701	1,114,887	871,059
222,035	230,085	133,401	100,404
88,815	92,035	53,361	40,162
110,976	114,998	66,678	50,185
7,481	9,073	3,810	5,259
925	962	405	1,979
430,232	447,153	257,655	197,989
(35)	(38)	(23)	(97)
430,197	447,115	257,632	197,892
839,356	1,512,586	857,255	673,167

(897,125)	(3,372,202)	(1,524,491)	(1,105,717)
(1,073,790)	480,981	364,099	267,049
(1,970,915)	(2,891,221)	(1,160,392)	(838,668)
$ (1,131,559)	$ (1,378,635)	$ (303,137)	$ (165,501)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Series III		Series IV
Increase (Decrease) in Net Assets	Six Months Ended January 31, 2002 (Unaudited)	Year Ended July 31, 2001	Six Months Ended January 31, 2002 (Unaudited)	Year Ended July 31, 2001
Operations: Net investment income (loss)	$ 1,589,568	$ 3,203,814	$ 839,356	$ 2,850,506
Net realized gain (loss) on investment transactions	(3,831,296)	1,606,729	(897,125)	1,128,187
Net unrealized appreciation (depreciation) on investment transactions during the period	(2,568)	(11,999,388)	(1,073,790)	(8,165,079)
Net increase (decrease) in net assets resulting from operations	(2,244,296)	(7,188,845)	(1,131,559)	(4,186,386)
Distributions to shareholders from: Net investment income	(3,181,069)	(3,625,691)	(1,869,159)	(2,893,666)
Net realized gains	(1,291,706)	(8,700,813)	(1,345,794)	(7,277,916)
Fund share transactions: Reinvestment of distributions	4,360,924	12,021,708	3,116,987	9,873,224
Cost of shares redeemed	(8,881,094)	(12,097,776)	(4,520,460)	(11,710,036)
Net increase (decrease) in net assets from Fund share transactions	(4,520,170)	(76,068)	(1,403,473)	(1,836,812)
Increase (decrease) in net assets	(11,237,241)	(19,591,417)	(5,749,985)	(16,194,780)
Net assets at beginning of period	92,702,639	112,294,056	92,519,779	108,714,559
Net assets at end of period	$ 81,465,398	$ 92,702,639	$ 86,769,794	$ 92,519,779
Undistributed net investment income	$ 257,148	$ 1,848,649	$ 639,949	$ 1,669,752

The accompanying notes are an integral part of the financial statements.

Series V		Series VI		Series VII
Six Months Ended January 31, 2002 (Unaudited)	Year Ended July 31, 2001	Six Months Ended January 31, 2002 (Unaudited)	Year Ended July 31, 2001	Six Months Ended January 31, 2002 (Unaudited)	Year Ended July 31, 2001
$ 1,512,586	$ 3,057,077	$ 857,255	$ 1,735,187	$ 673,167	$ 1,360,746
(3,372,202)	2,266,358	(1,524,491)	992,833	(1,105,717)	(361,460)
480,981	(10,448,482)	364,099	(3,746,310)	267,049	(161,332)
(1,378,635)	(5,125,047)	(303,137)	(1,018,290)	(165,501)	837,954
(2,120,902)	(3,587,273)	(1,147,318)	(1,643,993)	(1,327,655)	(1,456,210)
(1,953,737)	(8,828,479)	(841,366)	(4,007,388)	-	(1,570,613)
3,968,585	12,113,676	1,934,106	5,496,995	1,295,499	2,949,518
(4,744,252)	(12,685,177)	(2,622,939)	(6,345,528)	(2,195,698)	(6,021,981)
(775,667)	(571,501)	(688,833)	(848,533)	(900,199)	(3,072,463)
(6,228,941)	(18,112,300)	(2,980,654)	(7,518,204)	(2,393,355)	(5,261,332)
95,969,980	114,082,280	55,139,046	62,657,250	41,353,502	46,614,834
$ 89,741,039	$95,969,980	$ 52,158,392	$ 55,139,046	$ 38,960,147	$ 41,353,502
$ 1,304,382	$ 1,912,698	$ 781,892	$ 1,071,955	$ 64,681	$ 719,169

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Series III

Years Ended July 31,	2002[a]	2001	2000	1999	1998	1997[b]	1997[c]
Selected Per Share Data
Net asset value, beginning of period	$ 9.08	$ 11.09	$ 10.62	$ 10.52	$ 11.33	$ 10.75	$ 10.95
Income (loss) from investment operations: Net investment income (loss)	.16[d]	.31[d]	.32[d]	.32[d]	.39	.04	.42
Net realized and unrealized gain (loss) on investment transactions	(.37)	(1.04)	.77	.82	.27	.54	1.22
Total from investment operations	(.21)	(.73)	1.09	1.14	.66	.58	1.64
Less distributions from: Net investment income	(.33)	(.38)	(.30)	(.37)	(.40)	-	(.43)
Net realized gains on investment transactions	(.13)	(.90)	(.32)	(.67)	(1.07)	-	(1.41)
Total distributions	(.46)	(1.28)	(.62)	(1.04)	(1.47)	-	(1.84)
Net asset value, end of period	$ 8.41	$ 9.08	$ 11.09	$ 10.62	$ 10.52	$ 11.33	$ 10.75
Total Return (%)[e]	(2.25)**	(6.84)	10.49	11.47	6.68	5.40**	16.38
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	81	93	112	117	118	127	122
Ratio of expenses before expense reductions (%)	.97*	1.00[f]	.94	1.04	.95	.83*	.95
Ratio of expenses after expense reductions (%)	.97*	.98[f]	.93	1.04	.95	.83*	.95
Ratio of net investment income (loss) (%)	3.66*	3.13	2.95	3.06	3.36	3.63*	3.61
Portfolio turnover rate (%)	54*	53	40	44	67	79*	74

a For the six months ended January 31, 2002 (Unaudited).
b For the month ended July 31, 1997.
c For the year ended June 30.
d Based on average shares outstanding during the period.
e Total return does not reflect the effect of any sales charges.
f The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expenses reductions were .97% and .97%, respectively.
* Annualized
** Not annualized

Series IV

Years Ended July 31,	2002[a]	2001	2000	1999	1998	1997[b]	1997[c]
Selected Per Share Data
Net asset value, beginning of period	$ 9.54	$ 11.08	$ 10.79	$ 10.68	$ 11.28	$ 10.69	$ 10.70
Income (loss) from investment operations: Net investment income (loss)	.09[d]	.29[d]	.28[d]	.29[d]	.35	.03	.39
Net realized and unrealized gain (loss) on investment transactions	(.21)	(.74)	.71	.77	.38	.56	1.17
Total from investment operations	(.12)	(.45)	.99	1.06	.73	.59	1.56
Less distributions from: Net investment income	(.20)	(.31)	(.31)	(.33)	(.37)	-	(.38)
Net realized gains on investment transactions	(.14)	(.78)	(.39)	(.62)	(.96)	-	(1.19)
Total distributions	(.34)	(1.09)	(.70)	(.95)	(1.33)	-	(1.57)
Net asset value, end of period	$ 9.08	$ 9.54	$ 11.08	$ 10.79	$ 10.68	$ 11.28	$ 10.69
Total Return (%)[e]	(1.20)**	(4.12)	9.41	10.35	7.27	5.52**	15.73
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	87	93	109	121	124	136	131
Ratio of expenses before expense reductions (%)	.97*	1.00[f]	.98	1.03	.98	.88*	.96
Ratio of expenses after expense reductions (%)	.97*	.98[f]	.97	1.03	.98	.88*	.96
Ratio of net investment income (loss) (%)	1.89*	2.84	2.61	2.71	2.98	3.22*	3.35
Portfolio turnover rate (%)	162*	47	82	36	59	66*	66

a For the six months ended January 31, 2002 (Unaudited).
b For the month ended July 31, 1997.
c For the year ended June 30.
d Based on average shares outstanding during the period.
e Total return does not reflect the effect of any sales charges.
f The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expenses reductions were .97% and .97%, respectively.
* Annualized
** Not annualized

Series V

Years Ended July 31,	2002[a]	2001	2000	1999	1998	1997[b]	1997[c]
Selected Per Share Data
Net asset value, beginning of period	$ 8.84	$ 10.55	$ 10.18	$ 10.17	$ 10.86	$ 10.22	$ 10.20
Income (loss) from investment operations: Net investment income (loss)	.14[d]	.28[d]	.28[d]	.29[d]	.35	.03	.39
Net realized and unrealized gain (loss) on investment transactions	(.26)	(.78)	.72	.76	.39	.61	1.22
Total from investment operations	(.12)	(.50)	1.00	1.05	.74	.64	1.61
Less distributions from: Net investment income	(.20)	(.35)	(.25)	(.33)	(.38)	-	(.39)
Net realized gains on investment transactions	(.19)	(.86)	(.38)	(.71)	(1.05)	-	(1.20)
Total distributions	(.39)	(1.21)	(.63)	(1.04)	(1.43)	-	(1.59)
Net asset value, end of period	$ 8.33	$ 8.84	$ 10.55	$ 10.18	$ 10.17	$ 10.86	$ 10.22
Total Return (%)[e]	(1.33)**	(4.79)	10.07	10.81	7.76	6.26**	17.14
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	90	96	114	122	126	137	131
Ratio of expenses before expense reductions (%)	.97*	.97[f]	.98	1.03	.99	.94*	.96
Ratio of expenses after expense reductions (%)	.97*	.95[f]	.98	1.03	.99	.94*	.96
Ratio of net investment income (loss) (%)	3.29*	2.91	2.75	2.87	3.16	3.34*	3.59
Portfolio turnover rate (%)	56*	52	40	40	66	76*	79

a For the six months ended January 31, 2002 (Unaudited).
b For the month ended July 31, 1997.
c For the year ended June 30.
d Based on average shares outstanding during the period.
e Total return does not reflect the effect of any sales charges.
f The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expenses reductions were .93% and .93%, respectively.
* Annualized
** Not annualized

Series VI

Years Ended July 31,	2002[a]	2001	2000	1999	1998	1997[b]	1997[c]
Selected Per Share Data
Net asset value, beginning of period	$ 10.40	$ 11.70	$ 11.22	$ 11.25	$ 11.57	$ 10.86	$ 9.83
Income (loss) from investment operations: Net investment income (loss)	.16[d]	.32[d]	.32[d]	.33[d]	.38	.03	.33
Net realized and unrealized gain (loss) on investment transactions	(.21)	(.52)	.76	.64	.50	.68	1.26
Total from investment operations	(.05)	(.20)	1.08	.97	.88	.71	1.59
Less distributions from: Net investment income	(.23)	(.32)	(.25)	(.46)	(.39)	-	(.28)
Net realized gains on investment transactions	(.17)	(.78)	(.35)	(.54)	(.81)	-	(.28)
Total distributions	(.40)	(1.10)	(.60)	(1.00)	(1.20)	-	(.56)
Net asset value, end of period	$ 9.95	$ 10.40	$ 11.70	$ 11.22	$ 11.25	$ 11.57	$ 10.86
Total Return (%)[e]	(.54)**	(1.75)	9.80	8.81	8.32	6.54**	16.64
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	52	55	63	67	70	73	69
Ratio of expenses before expense reductions (%)	.97*	.98[f]	1.06	1.02	1.01	1.00*	1.02
Ratio of expenses after expense reductions (%)	.97*	.96[f]	1.05	1.02	1.01	1.00*	1.02
Ratio of net investment income (loss) (%)	3.21*	2.94	2.77	2.90	3.18	3.43*	3.43
Portfolio turnover rate (%)	46*	42	32	33	54	65*	74

a For the six months ended January 31, 2002 (Unaudited).
b For the month ended July 31, 1997.
c For the year ended June 30.
d Based on average shares outstanding during the period.
e Total return does not reflect the effect of any sales charges.
f The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expenses reductions were .94% and .94%, respectively.
* Annualized
** Not annualized

Series VII

Years Ended July 31,	2002[a]	2001	2000	1999	1998	1997[b]	1997[c]
Selected Per Share Data
Net asset value, beginning of period	$ 11.03	$ 11.60	$ 10.95	$ 10.62	$ 9.78	$ 9.23	$ 9.00
Income (loss) from investment operations: Net investment income (loss)	.18[d]	.35[d]	.33[d]	.32[d]	.21	.01	.02
Net realized and unrealized gain (loss) on investment transactions	(.23)	(.13)	.61	.24	.73	.54	.21
Total from investment operations	(.05)	.22	.94	.56	.94	.55	.23
Less distributions from: Net investment income	(.37)	(.38)	(.29)	(.21)	(.10)	-	-
Net realized gains on investment transactions	-	(.41)	-	(.02)	-	-	-
Total distributions	(.37)	(.79)	(.29)	(.23)	(.10)	-	-
Net asset value, end of period	$ 10.61	$ 11.03	$ 11.60	$ 10.95	$ 10.62	$ 9.78	$ 9.23
Total Return (%)[e]	(.41)**	1.88	8.73	5.25	9.68	5.96**	2.56**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	39	41	47	48	26	5	2
Ratio of expenses before expense reductions (%)	.99*	1.05[f]	1.09	1.18	1.21	.95*	1.17*
Ratio of expenses after expense reductions (%)	.99*	1.04[f]	1.08	1.18	1.21	.95*	1.17
Ratio of net investment income (loss) (%)	3.35*	3.06	2.99	2.86	2.79	3.45*	3.16*
Portfolio turnover rate (%)	32*	36	43	26	43	6*	12*

a For the six months ended January 31, 2002 (Unaudited).
b For the month ended July 31, 1997.
c For the period May 1, 1997 (commencement of operations) to June 30, 1997.
d Based on average shares outstanding during the period.
e Total return does not reflect the effect of any sales charges.
f The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expenses reductions were 1.01% and 1.01%, respectively.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

Scudder Retirement Fund Series III, IV, V, VI and VII (the "Funds") are diversified series of Scudder Target Equity Fund (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust. The objectives of the Funds are to provide a guaranteed return of investment on the Maturity Date to investors who reinvest all dividends and hold their shares to the Maturity Date, and to provide long-term growth of capital. The Maturity Date for each Fund is as follows:

Fund	Maturity Date
Series III	February 15, 2002
Series IV	February 15, 2003
Series V	November 15, 2004
Series VI	May 15, 2006
Series VII	May 15, 2008

The assurance that investors who reinvest all dividends and hold their shares until the Maturity Date will receive at least their original investment on the Maturity Date is provided by the principal amount of the zero coupon U.S. Treasury obligations in the Funds' portfolios. This assurance is further backed by an agreement entered into by Zurich Scudder Investments, Inc., ("ZSI" or the "Advisor"), the Funds' investment manager. Fund shares were sold during limited offering periods, and are redeemable on a continuous basis.

On November 28, 2001, the Board of Trustees of the Trust elected to continue operation of Series III after the February 15, 2002 maturity date, with a new maturity date of February 15, 2012. The Board of Trustees also approved changing the name of the Fund to "Scudder Target 2012 Fund" and approved the offering of shares of the Fund for a new limited offering period commencing on February 15, 2002.

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Funds in the preparation of their financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price reported on the exchange (U.S. or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies and Zurich Scudder Cash Management QP Trust are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Federal Income Taxes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Funds paid no federal income taxes and no federal income tax provision was required.

At July 31, 2001, Scudder Retirement Fund - Series VII had a net tax basis capital loss carryforward of approximately $26,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until July 31, 2009, the expiration date.

In addition, from November 1, 2000 through July 31, 2001, Scudder Retirement Series - Series VII incurred approximately $214,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ending July 31, 2002.

Distribution of Income and Gains. Distributions of net investment income, if any, are made annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to each Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, each Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of each Fund.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to each Fund are apportioned among the funds in the Trust.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as each Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Purchases and Sales of Securities

During the six months ended January 31, 2002, purchases and sales of investment securities (excluding short-term investments) were as follows:

	Series III	Series IV	Series V	Series VI	Series VII
Purchases	$ 23,027,999	$ 70,646,272	$ 25,266,863	$ 12,057,538	$ 6,313,000
Proceeds from sales	$ 31,499,947	$ 75,260,748	$ 29,948,694	$ 14,457,970	$ 8,927,799

C. Related Parties

Management Agreement. Under the Investment Management Agreement (the "Management Agreement") with ZSI, the Advisor directs the investments of the Funds in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Funds. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The Funds pay a monthly investment management fee of 1/12 of the annual rate of 0.50% of average daily net assets, computed and accrued daily and payable monthly. Accordingly, for the six months ended January 31, 2002, the fee pursuant to the Management Agreement was equivalent to an annual effective rate of 0.50% of each Fund's average daily net assets.

On December 4, 2001, Deutsche Bank and Zurich Financial Services announced that they have signed a definitive agreement under which Deutsche Bank will acquire 100% of ZSI, with the exception of Threadneedle Investments in the U.K. Because the transaction would constitute an assignment of the Funds' investment management agreements with ZSI under the 1940 Act and, therefore, a termination of those agreements, ZSI intends to seek approval of new agreements from the Funds' shareholders. The transaction is expected to be completed, subject to regulatory approval and satisfaction of other conditions, in the first half of 2002.

Administrative Fee. Under the Administrative Agreement (the "Administrative Agreement"), ZSI provides or pays others to provide substantially all of the administrative services required by the Funds (other than those provided by ZSI under its Management Agreement with the Funds, as described above) in exchange for the payment by the Funds of an administrative services fee (the "Administrative Fee") of 0.20% of average daily net assets, computed and accrued daily and payable monthly.

Various third party service providers, some of which are affiliated with ZSI, provide certain services to each Fund under the Administrative Agreement. Scudder Investments Service Company ("SISC"), an affiliate of ZSI, is the transfer, shareholder service and dividend-paying agent for the Funds. In addition, other service providers, not affiliated with ZSI, provide certain services (i.e., custody, legal and audit) to the Funds under the Administrative Agreement. ZSI pays the service providers for the provision of their services to the Funds and pays other Fund expenses, including insurance, registration, printing, postage and other costs. Certain expenses of each Fund will not be borne by ZSI under the Administrative Agreement, such as taxes, brokerage, interest and extraordinary expenses, and the fees and expenses of the Independent Trustees (including the fees and expenses of their independent counsel). For the six months ended January 31, 2002, the Funds incurred an Administrative Fee of $361,185, of which $66,213 is unpaid at January 31, 2002.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc., ("SDI"), a subsidiary of the Advisor, provides information and administrative services ("Service Fee") to the Funds' shareholders at an annual rate of up to 0.25% of average daily net assets. SDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended January 31, 2002, the Service Fee paid by the Funds to SDI was $451,277, of which $94,607 is unpaid at January 31, 2002.

Trustees' Fees and Expenses. The Funds pay each Trustee not affiliated with the Advisor an annual retainer plus specified amounts for attended board and committee meetings.

Zurich Scudder Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Funds may invest in the Zurich Scudder Cash Management QP Trust (the "QP Trust") and other affiliated funds managed by Zurich Scudder Investments, Inc. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay ZSI a management fee for the affiliated funds' investment in the QP Trust. Distributions from the QP Trust to Scudder Target Equity Fund - Scudder Retirement Fund Series III, IV, V, VI and VII for the six months ended January 31, 2002, totaled $19,549, $16,880, $18,951, $9,290 and $6,710, respectively, and are reflected as interest income on the Statement of Operations.

D. Share Transactions

The following table summarizes share and dollar activity in the Funds:

	Six Months Ended January 31, 2002 (Unaudited)		Year Ended July 31, 2001
	Shares	Dollars	Shares	Dollars
Shares issued to shareholders in reinvestment of distributions
Series III	520,397	$ 4,360,924	1,299,644	$ 12,021,708
Series IV	344,799	3,116,987	1,028,461	9,873,224
Series V	500,374	3,968,585	1,353,205	12,113,676
Series VI	196,356	1,934,106	526,028	5,496,995
Series VII	123,853	1,295,499	266,925	2,949,518
Shares redeemed
Series III	(1,036,209)	$ (8,881,094)	(1,218,709)	$ (12,097,776)
Series IV	(489,766)	(4,520,460)	(1,141,807)	(11,710,036)
Series V	(577,873)	(4,744,252)	(1,316,335)	(12,685,177)
Series VI	(258,151)	(2,622,939)	(580,440)	(6,345,528)
Series VII	(202,344)	(2,195,698)	(533,877)	(6,021,981)
Net increase (decrease)
Series III	(515,812)	$ (4,520,170)	80,935	$ (76,068)
Series IV	(144,967)	(1,403,473)	(113,346)	(1,836,812)
Series V	(77,499)	(775,667)	36,870	(571,501)
Series VI	(61,795)	(688,833)	(54,412)	(848,533)
Series VII	(78,491)	(900,199)	(266,952)	(3,072,463)

E. Expense Off-Set Arrangements

The Funds have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Fund's custodian expenses. During the six months ended January 31, 2002, pursuant to the Administrative Agreement, the Administrative Fee was reduced for custodian credits earned by $216.

F. Line of Credit

The Funds and several other affiliated funds (the "Participants") share in a $750 million revolving credit facility with J.P. Morgan Chase & Co. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Funds may borrow up to a maximum of 33 percent of their net assets under the agreement.

Trustees and Officers

TRUSTEES
John W. Ballantine
Trustee
Lewis A. Burnham
Trustee
Mark S. Casady*
Trustee and President
Linda C. Coughlin*
Trustee and Vice President
Donald L. Dunaway
Trustee
James R. Edgar
Trustee
William F. Glavin, Jr.*
Trustee
Robert B. Hoffman
Trustee
Shirley D. Peterson
Trustee
Fred B. Renwick
Trustee
William P. Sommers
Trustee
John G. Weithers
Trustee
OFFICERS
Irene T. Cheng*
Vice President
Philip J. Collora*
Vice President and
Assistant Secretary
Tracy McCormick*
Vice President
Kathryn L. Quirk*
Vice President
Linda J. Wondrack*
Vice President
Gary L. French*
Treasurer
John R. Hebble*
Assistant Treasurer
Thomas Lally*
Assistant Treasurer
Brenda Lyons*
Assistant Treasurer
John Millette*
Secretary
Caroline Pearson*
Assistant Secretary

* Zurich Scudder Investments, Inc.

Investment Products and Services

Scudder Funds
Core
Scudder Blue Chip Fund
Scudder Focus Value+Growth Fund
Scudder Growth and Income Fund
Scudder Research Fund
Scudder S&P 500 Stock Fund
Scudder Select 500 Fund
Scudder Small Company Stock Fund
Scudder Target 2011 Fund
Scudder Total Return Fund
Growth
Scudder 21st Century Growth Fund
Scudder Aggressive Growth Fund
Scudder Capital Growth Fund
Scudder Dynamic Growth Fund
Scudder Focus Growth Fund
Scudder Growth Fund
Scudder Large Company Growth Fund
Scudder Select 1000 Growth Fund
Value
Scudder Contrarian Fund
Scudder Dividend & Growth Fund
Scudder-Dreman High Return Equity Fund
Scudder-Dreman Small Cap Value Fund
Scudder Large Company Value Fund
Sector
Scudder-Dreman Financial Services Fund
Scudder Gold Fund
Scudder Health Care Fund
Scudder Technology Fund
Scudder Technology Innovation Fund
Asset Allocation
Scudder Pathway Conservative Portfolio
Scudder Pathway Moderate Portfolio
Scudder Pathway Growth Portfolio
Global/International
Scudder Emerging Markets Growth Fund
Scudder Emerging Markets Income Fund
Scudder Global Fund
Scudder Global Bond Fund
Scudder Global Discovery Fund
Scudder Greater Europe Growth Fund
Scudder International Fund
Scudder International Research Fund
Scudder Latin America Fund
Scudder New Europe Fund
Scudder Pacific Opportunities Fund
The Japan Fund, Inc.
Income
Scudder Cash Reserves Fund
Scudder Floating Rate Fund
Scudder High-Yield Fund
Scudder High-Yield Opportunity Fund
Scudder Income Fund
Scudder Short-Term Bond Fund
Scudder Strategic Income Fund
Scudder U.S. Government Securities Fund
Tax-Free Income
Scudder California Tax-Free Income Fund
Scudder Florida Tax-Free Income Fund
Scudder High-Yield Tax-Free Fund
Scudder Managed Municipal Bonds
Scudder Massachusetts Tax-Free Fund
Scudder Medium-Term Tax-Free Fund
Scudder New York Tax-Free Income Fund

Retirement Programs and Education Accounts
Retirement Programs Traditional IRA Roth IRA SEP-IRA Inherited IRA Keogh Plan 401(k), 403(b) Plans Variable Annuities Education Accounts Education IRA UGMA/UTMA IRA for Minors
Closed-End Funds
The Brazil Fund, Inc.
The Korea Fund, Inc.
Montgomery Street Income Securities, Inc.
Scudder Global High Income Fund, Inc.
Scudder New Asia Fund, Inc.
Scudder High Income Trust
Scudder Intermediate Government Trust
Scudder Multi-Market Income Trust
Scudder Strategic Income Trust
Scudder Strategic Municipal Income Trust
Scudder Municipal Income Trust

Scudder funds are offered by prospectus only. For more complete information on any fund or variable annuity registered in your state, including information about a fund's objectives, strategies, risks, advisory fees, distribution charges, and other expenses, please order a free prospectus. Read the prospectus before investing in any fund to ensure the fund is appropriate for your goals and risk tolerance. There is no assurance that the objective of any fund will be achieved, and fund returns and net asset values fluctuate. Shares are redeemable at current net asset value, which may be more or less than their original cost.

A money market mutual fund investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market mutual fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in such a fund.

The services and products described should not be considered a solicitation to buy or an offer to sell a security to any person in any jurisdiction where such offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

Account Management Resources

Legal Counsel

Vedder, Price, Kaufman & Kammholz

222 North LaSalle Street Chicago, IL 60601
Shareholder Service Agent

Scudder Investments Service Company

P.O. Box 219151 Kansas City, MO 64121
Custodian and Transfer Agent

State Street Bank and Trust Company

225 Franklin Street Boston, MA 02110
Independent Auditors

Ernst & Young LLP

200 Clarendon Street Boston, MA 02116
Principal Underwriter

Scudder Distributors, Inc.

222 South Riverside Plaza Chicago, IL 60606 www.scudder.com (800) 621-1048

Privacy Statement

This privacy statement is issued by Zurich Scudder Investments, Inc. (Scudder), its affiliates Scudder Distributors, Inc., Scudder Financial Services, Inc., Scudder Investor Services, Inc., Scudder Trust Company, and each of the funds managed or advised by Scudder. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information.

We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our Web sites, and through transactions with us or our affiliates. To be able to serve our clients, information is shared with affiliates and other companies. Specifically, we disclose client information to parties that perform various services for us, such as transfer agents, custodians, and broker-dealers. Limited information also may be shared with affiliates, with companies with which we have joint marketing agreements, or with other parties as required by law. Any organization receiving client information may only use it for the purpose designated by Scudder.

Questions on this policy may be sent to:

Zurich Scudder Investments, Attention: Correspondence - Chicago,

P.O. Box 219415, Kansas City, MO 64121-9415.

Notes

Notes